Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Derivative financial liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (233)	$ (172)	$ (191)	$ (154)
Total realized and unrealized gains (losses) included in income	47	(11)	(14)	(56)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	1	(2)	10	28
Transfers into Level 3 of fair value hierarchy, liabilities	(1)	(5)	6	(12)
Transfers Out of Level 3	4	3	7	7
Fair value ending balance	(182)	(187)	(182)	(187)
Change in Unrealized gain (losses) on instruments still held	23	(17)	1	(44)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(81)	(148)	(158)	(126)
Total realized and unrealized gains (losses) included in income	15	(22)	83	(63)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	2	10	11	29
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	(64)	(160)	(64)	(160)
Change in Unrealized gain (losses) on instruments still held	(5)	(14)	85	(36)
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(1)	(7)	1	(6)
Total realized and unrealized gains (losses) included in income	4	2	(13)	3
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	(1)	3	2	4
Transfers into Level 3 of fair value hierarchy, liabilities	(1)	(5)	8	(11)
Transfers Out of Level 3	1	3	4	6
Fair value ending balance	2	(4)	2	(4)
Change in Unrealized gain (losses) on instruments still held	6	(1)	2	0
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(131)	(23)	(24)	(21)
Total realized and unrealized gains (losses) included in income	(3)	0	(106)	(1)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	(1)	0	(3)	(1)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	(2)	(1)
Transfers Out of Level 3	3	0	3	1
Fair value ending balance	(132)	(23)	(132)	(23)
Change in Unrealized gain (losses) on instruments still held	(4)	(2)	(106)	(3)
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(20)	6	(10)	(1)
Total realized and unrealized gains (losses) included in income	31	9	22	5
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	1	(15)	0	(4)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	12	0	12	0
Change in Unrealized gain (losses) on instruments still held	26	0	20	(5)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(1)	(74)	(24)	(22)
Total realized and unrealized gains (losses) included in income	0	112	7	113
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(5)	(77)	(19)	(210)
Movements Sales/Settlements	4	30	34	110
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	(2)	(9)	(2)	(9)
Change in Unrealized gain (losses) on instruments still held	0	112	1	112
Trading Deposits [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(384)	(910)	(505)	(985)
Total realized and unrealized gains (losses) included in income	3	(18)	31	(8)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(45)	(24)	(169)	(98)
Movements Sales/Settlements	27	213	243	331
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	1	15	2	36
Fair value ending balance	(398)	(724)	(398)	(724)
Change in Unrealized gain (losses) on instruments still held	4	(12)	38	(10)
Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,253	1,150	1,233	980
Total realized and unrealized gains (losses) included in income	22	27	12	89
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	220	41	296	165
Movements Sales/ Settlements	(11)	(22)	(47)	37
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	(10)	1
Fair value ending balance	1,484	1,196	1,484	1,196
Change in Unrealized gain (losses) on instruments still held	12	17	(16)	86
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,253	1,150	1,233	980
Total realized and unrealized gains (losses) included in income	22	27	12	89
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	220	41	296	165
Movements Sales/ Settlements	(11)	(22)	(47)	37
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	(10)	1
Fair value ending balance	1,484	1,196	1,484	1,196
Change in Unrealized gain (losses) on instruments still held	12	17	(16)	86
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,808	2,321	3,362	2,404
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	2	3	5	(13)
Movements purchases/Issuances	2	132	4	263
Movements Sales/ Settlements	(659)	(26)	(1,218)	224
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	2,153	2,430	2,153	2,430
Change in Unrealized gain (losses) on instruments still held	2	1	0	(10)
Financial assets measured at fair value through other comprehensive income, category [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	0	14	7	27
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	0	0	0	(4)
Movements purchases/Issuances	0	0	0	3
Movements Sales/ Settlements	0	(3)	(7)	15
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	0	11	0	11
Change in Unrealized gain (losses) on instruments still held	0	0	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,808	2,307	3,355	2,377
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	2	3	5	(9)
Movements purchases/Issuances	2	132	4	260
Movements Sales/ Settlements	(659)	(23)	(1,211)	209
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	2,153	2,419	2,153	2,419
Change in Unrealized gain (losses) on instruments still held	2	1	0	(10)
Trading loans, securities and other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	34	38	38	142
Total realized and unrealized gains (losses) included in income	(1)	0	0	0
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	2	23	94
Movements Sales/ Settlements	(1)	(6)	(30)	160
Transfer Into Level 3	5	1	6	8
Transfers Out of Level 3	(2)	(27)	(2)	76
Fair value ending balance	35	8	35	8
Change in Unrealized gain (losses) on instruments still held	(1)	0	(3)	0
Trading loans, securities and other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	6	29	26	65
Total realized and unrealized gains (losses) included in income	(1)	0	(1)	1
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	1	1	91
Movements Sales/ Settlements	(1)	(1)	(23)	86
Transfer Into Level 3	5	1	6	8
Transfers Out of Level 3	(2)	(27)	(2)	76
Fair value ending balance	7	3	7	3
Change in Unrealized gain (losses) on instruments still held	(1)	0	(2)	0
Trading loans, securities and other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	28	9	12	10
Total realized and unrealized gains (losses) included in income	0	0	1	(1)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	1	22	3
Movements Sales/ Settlements	0	(5)	(7)	7
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	28	5	28	5
Change in Unrealized gain (losses) on instruments still held	$ 0	0	$ (1)	0
Trading loans, securities and other [member] | Government and government-related securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance		0		67
Total realized and unrealized gains (losses) included in income		0		0
Total realized and unrealized gains (losses) included in OCI		0		0
Movements purchases/Issuances		0		0
Movements Sales/ Settlements		0		67
Transfer Into Level 3		0		0
Transfers Out of Level 3		0		0
Fair value ending balance		0		0
Change in Unrealized gain (losses) on instruments still held		$ 0		$ 0